SCHEDULE OF PREFERRED STOCK REDEMPTION LIABILITY (Details)	Apr. 06, 2022	Jan. 31, 2022
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input percentage	20.00	20.00
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input percentage	9.04	10.88
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input percentage	96	105
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input percentage	1.25	1.00